                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-02
                                               --------------

Check here if Amendment [ ]; Amendment Number:___________
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PAR Capital Management
         -------------------------------------------
Address: One Financial Center
         -------------------------------------------
         Suite 1600
         -------------------------------------------
         Boston, MA 02111-2621
         -------------------------------------------

Form 13F File Number: 28-06766
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Frederick S. Downs, Jr.
         -------------------------------------------
Title:   Vice President
         -------------------------------------------
Phone:   617-526-8900
         -------------------------------------------

Signature, Place, and Date of Signing:


 /s/ Frederick S. Downs, Jr.        Boston, MA             02-14-03
----------------------------      ----------------       ------------

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

List of Other Managers Reporting for this Manager: None

Form 13F File Number   Name

28-
   --------------------   ------------------------------------------------------

                            Form 13F SUMMARY PAGE

Report Summary:

List of Other Included Managers:        None
                                   ------------------

Number of Other Included Managers:        None
                                   ------------------

Form 13F Information Table Entry Total:   123
                                        -------------

Form 13F Information Table Value Total:      $759,082
                                        ------------------
                                            (thousands)

List of Other Included Managers:

Name and 13F file number of ALL Institutional Investment Manager with respect to which this schedule is filed (other than the one filing this report): (list in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Page 1 of 5

                                    FORM 13F

                                                    ----------------------------
                                                           (SEC USE ONLY)

As of December 31, 2002

                         Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.

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
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                                                                                       Item 6:
                                                                                 Investment Discretion
                                                                                -------------------------
                                                    Item 4:             Item 5:            (b)              Item 7:      Item 8:
                                        Item 3:      Fair             Shares of         Shared-As   (c)    Managers Voting Authority
         Item 1:           Item 2:       CUSIP      Market            Principal  (a)   Defined in  Shared-   See    (a)    (b)  (c)
      Name of Issuer  Title of Class     Number      Value             Amount   Sole    Instr. V    Other  Instr. V Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------

AmDocs Limited        Common          G02602103            491           50000    X                                  50000
ADC
 Telecommunications   Common          000886101            330          157900    X                                 157900
AdvancePCs            Common          0070K109           16102          725000    X                                 725000
Aeropostale Inc.      Common          007865108           3181          300900    X                                 300900
AirTran Holdings      Common          00949P108           3900         1000000    X                                1000000
Alaska Air
 Group Inc.           Common          011659109           4438          205000    X                                 205000
AMR Corp              Common          001765106           3873          586800    X                                 586800
Amercia West
 Holding              Class B
 Corporation           Common         023657208           4632         2573300    X                                2573300
American Tower        Class A
 System Corp           Common         029912201           8825         2500000    X                                2500000
Ameristar
 Casinos Inc.         Common          03070Q101           5922          420000    X                                 420000
Amtech SYS Inc.       Common          032332504             94           29600    X                                  29600
Argosy Gaming
 Corporation          Common          040228108          22716         1200000    X                                1200000
Arris Group Inc.      Common          04269Q100            121           34000    X                                  34000
ATA Holdings
 Corp                 Common          03234G106            576          126059    X                                 126059
Artesyn
 Technologies Inc.    Common          043127109              6            1600    X                                   1600
BAM!
 Entertainment
 Inc.                 Common          059361105            477         1489810    X                                1489810
Boyd Gaming
 Corporation          Common          103304101            586           41700    X                                  41700
CBRL Group Inc.       Common          12489V106           6134          203600    X                                 203600
CKE Restaurants       Common          12561E105           3626          843300    X                                 843300
Catalina
 Marketing
 Corporation          Common          148867104           8325          450000    X                                 450000
Celadon
 Group Inc.           Common          150838100            179           15200    X                                  15200
Classic Vacation
 Group Inc.           Common          18273V103             67          374300    X                                 374300
Constar
 International
 Inc.                 Common          21036U107            160           13600    X                                  13600
Convergys
 Corporation          Common          212485106            439           29000    X                                  29000
Corvis Corp           Common          221009103            376          529000    X                                 529000
Crown Cork &
 Seal Co Inc.         Common          228255105           5408          680200    X                                 680200
D&K Wholesale
 Drug Inc.            Common          232861104          10630         1038100    X                                1038100
DAOU Systems Inc.     Common          237015102            880         2119500    X                                2119500
Donegal               Class A
 Group Inc.            Common         257701201            198           18400    X                                  18400
Dot Hill
 Systems Corp         Common          25848T109             53           17000    X                                  17000
Earthlink
 Network Inc.         Common          270321102            790          145000    X                                 145000
Ebookers.com          Common          278725106           5048          400000    X                                 400000
Edgar Online Inc.     Common          279765101           1510          852930    X                                 852930
Electronic Arts Inc.  Common          285512109            498           10000    X                                  10000
Echostar              Class A
 Communications        Common         278762109          27380         1230000    X                                1230000
ELITE Information
 Group Inc. Co.       Common          28659M106          11288         1220300    X                                1220300
Employee Solutions    Common          292166105                          70000    X                                  70000
Equity
 Marketing Inc.       Common          294724109            682           51000    X                                  51000
Espeed Inc.           Common          296643109           1016           60000    X                                  60000
Expedia Inc.          Common          302125109          57547          859800    X                                 859800
FMC                   Class A
 Corporation           Common         302491303           8453          309400    X                                 309400
Fibermark Inc.        Common          315646109             64            8500    X                                   8500
First Albany
 Companies Inc        Common          318465101            105           15000    X                                  15000
FleetBoston
 Financial
 Corporation          Common          339030108            680           28000    X                                  28000
Giga-Tronics Inc.     Common          375175106             72           51100    X                                  51100
Glenayre
 Technologies
 Inc.                 Common          377899109            146          128000    X                                 128000
Global
 Technovations
 Inc.                 Common          37939M109             17          340500    X                                 340500
Gtech Holdings
 Corporation          Common          400518106           4876          175000    X                                 175000
HPSC Inc.             Common          404264103            275           35500    X                                  35500
Harris Interactive    Common          414549105            307          104100    X                                 104100
Hollywood Casino      Class A
 Corporation           Common         436132203          30086         2450000    X                                2450000
Hollywood
 Entertainment
 Corporation          Common          436141105          35677         2362699    X                                2362699
Hotels.com            Class A
                       Common         441451101          17990          329300    X                                 329300
Hub                   Class A
 Group Inc.            Common         443320106            151           31500    X                                  31500
ICN
 Pharmaceuticals
 Inc.                 Common          448924100          20020         1835000    X                                1835000
IMC Global Inc.       Common          449669100           1654          155000    X                                 155000
Imagyn Medical
 Technologies Inc.    Common          45244E100                          78333    X                                  78333
Imperial Chemical
 Inds PLC             Common          452704505           4760          330800    X                                 330800
Interland Inc.        Common          458727104          26000        20000000    X                               20000000
International
 Flavors &
 Fragrances Inc.      Common          459506101           6915          197000    X                                 197000
JetBlue
 Airways Corp         Common          477143101           6075          225000    X                                 225000
JP Morgan
 Chase & Co.          Common          46625H100            600           25000    X                                  25000
Kforce.Comm Inc.      Common          493732101            338           80110    X                                  80110
King
 Pharmaceuticals
 Inc.                 Common          495582108           7736          450000    X                                 450000
Lantronix Inc.        Common          516548104             72          102900    X                                 102900
LTWC Corporation      Common          522002104              1           15428    X                                  15428
Lodgenet
 Entertainment
 Corporation          Common          540211109          19491         1825000    X                                1825000
MTR Gaming
 Group Inc.           Common          553769100           6465          812200    X                                 812200
Magna Entertainment   Class A
 Corporation           Common         559211107           4390          708097    X                                 708097
Marinemax Inc.        Common          567908108           8267          700000    X                                 700000
Marvel
 Enterprises Inc.     Common          57383M108            225           25000    X                                  25000
MediaLink
 Worldwide Inc.       Common          58445P105             45           13700    X                                  13700
Mesaba
 Holdings Inc.        Common          59066B102          10939         1787381    X                                1787381
Midway Games Inc.     Common          598148104             63           15000    X                                  15000
Monolithic System
 Technology Inc.      Common          609842109            785           65000    X                                  65000
Nautilus Group Inc.   Common          63910B102           5229          391400    X                                 391400
Navigant
 International Inc.   Common          63935R108          14796         1200000    X                                1200000
NetBank Inc           Common          640933107            126           13000    X                                  13000
NetRatings Inc.       Common          64116M108            536           74500    X                                  74500
Nintendo Co. LTD      Common          654445303           1491          125800    X                                 125800
Northwest Airlines    Class A
 Corporation           Common         667280101           6155          838500    X                                 838500
OM Group Inc.         Common          670872100            791          115000    X                                 115000
Ohio Art Co           Common          677143109            512           40500    X                                  40500
Olin Corporation      Common          680665205            345           22200    X                                  22200
On Command
 Corporation          Common          682160106           1391         2044865    X                                2044865
Pacific Health
 Systems Inc          Common          695112102          62969         2240900    X                                2240900
Packaging Dynamics
 Corporation          Common          695160101            116           17500    X                                  17500
Pall Corporation      Common          696429307           1191           71400    X                                  71400
Peets Coffee
 & Tea Inc.           Common          705560100           5790          409800    X                                 409800
Pegasus
 Communications       Class A
 Corporation           Common         705904100           3799         2900000    X                                2900000
Pegasus
 Solutions Inc.       Common          705906105           5925          590770    X                                 590770
Penn National
 Gaming Inc.          Common          707569109          18889         1190972    X                                1190972
Phoenix Group
 Corporation          Common          719072100              1           91500    X                                  91500
Physician
 Computer
 Network              Common          71940K109                         251000    X                                 251000
Pixar                 Common          725811103           1349           25450    X                                  25450
Predictive
 Systems Inc.         Common          74036W102             16           45600    X                                  45600
Priceline.com         Common          741503106           7345         4590785    X                                4590785
Prudential
 Financial Inc.       Common          744320102            730           23000    X                                  23000
Puradyn Filter
 Technologies Inc.    Common          746091107           1035          520300    X                                 520300
Resortquest
 International Inc.   Common          761183102           8446         2240343    X                                2240343
S1 Corporation        Common          78463B101            193           43200    X                                  43200
Sabre Group
 Holdings, Inc.       Common          785905100          29215         1613200    X                                1613200
Sega
 Enterprises LTD      Common          815793104            324          139800    X                                 139800
Soundview
 Technology
 Group Inc.           Common          83611Q109            818          545438    X                                 545438
Spanish
 Broadcasting         Class A
 System Inc.           Common         846425882           2933          407411    X                                 407411
Sportsline.com
 Inc.                 Common          848934105            793          793100    X                                 793100
Station
 Casinos Inc.         Common          857689103          56709         3203900    X                                3203900
Systemax Inc.         Common          871851101             68           44100    X                                  44100
Teledyne
 Technologies         Common          879360105            105            6700    X                                   6700
Tellabs Inc.          Common          879664100            254           35000    X                                  35000
Tenet Healthcare
 Corporation          Common          88033G100          22960         1400000    X                                1400000
TheStreet.com Inc.    Common          88368Q103            111           38000    X                                  38000
TOPPS Co Inc.         Common          890786106            435           50000    X                                  50000
Toys R Us Inc.        Common          892335100            500           50000    X                                  50000
Triad
 Hospital Inc.        Common          89579K109          13746          460800    X                                 460800
Trover
 Solutions Inc.       Common          897249108           7450         1354600    X                                1354600
Tweeter Home
 Entertainment
 Group Inc.           Common          901167106           1345          229500    X                                 229500
United Auto
 Group, Inc.          Common          909440109            960           77000    X                                  77000
US Oncology Inc.      Common          90338W103          19289         2224850    X                                2224850
Universal Health      Class B
 Services, Inc.        Common         913903100           8344          185000    X                                 185000
VNU N V               Common          92856P108            396           15241    X                                  15241
WMS Industries        Common          929297109            812           54200    X                                  54200
Ziegler Cos Inc       Common          989506100            105            7300    X                                   7300

   Total Long
     Equities                                           759082